Inventories - Summary Reconciliation Of Provision For Inventories (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Provisions for inventories at beginning of period	€ 379	€ 308
Charge to income statement	80	164
Reduction/(releases)	(63)	(66)
Currency translations	(32)	(12)
Others	(6)	(15)
Provisions for inventories at end of period	€ 358	€ 379